Income taxes (Detail) - Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense	$ (12,551)	$ (31,331)
Deferred income tax recovery (expense)	9,378	2,986
Income tax expense	$ (3,173)	$ (28,345)